Investment Objectives and Goals - Federated Hermes Opportunistic High Yield Bond Fund	Feb. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary Information Federated Hermes Opportunistic High Yield Bond Fund (the “Fund”)
Objective [Heading]	RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is to seek high current income by investing primarily in a professionally managed, diversified portfolio of fixed-income securities.